Property and Equipment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Depreciation expense	$ 20,155	$ 27,666	$ 75,417	$ 86,666	$ 115,102	$ 123,868
Loss on disposal of equipment					$ 1,675	$ 0
Loss on disposal of equipment	$ 0	$ 1,675	$ 0	$ 1,675